Trade and Other Payables (Details) - Schedule of Trade and Other Payables Balances that are Not Denominated in Functional Currency - MYR (RM)	Jun. 30, 2024	Dec. 31, 2023
United States Dollar [Member]
Schedule of Trade and Other Payables Balances that are Not Denominated in Functional Currency [Line Items]
Trade and other payables	RM 350,167	RM 1,416,836
Singapore Dollars [Member]
Schedule of Trade and Other Payables Balances that are Not Denominated in Functional Currency [Line Items]
Trade and other payables	RM 6,000